Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 593	$ 835
Aggregate intrinsic value of options exercisable	593	835
Total intrinsic value of options exercised	$ 28	$ 67